American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2020

California High-Yield Municipal - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.0%
California — 97.9%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,661,888
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,120,940
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,364,750
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,192,640
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,204,700
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,463,177
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,032,850
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/44	300,000	331,803
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/49	400,000	440,284
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,781,101
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,152,234
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,798,919
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,289,216
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,602,105
California Community Housing Agency Rev., 5.00%, 4/1/49(1)	8,035,000	8,360,257
California Community Housing Agency Rev., 5.00%, 8/1/49(1)	11,000,000	11,459,030
California Community Housing Agency Rev., 5.00%, 2/1/50(1)	5,000,000	5,217,800
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	3,607,028
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	925,710
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,001,080
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,500,780
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(2)	15,975,000	3,051,544
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	501,455
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	500,000	490,820
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	338,748
California Housing Finance Rev., 4.00%, 3/20/33	21,366,512	21,835,507
California Housing Finance Rev., 4.25%, 1/15/35	3,290,172	3,409,145
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/49	10,000,000	12,245,100
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,864,129
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,812,755
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	2,000,000	2,007,540
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	604,356
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	386,788
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,461,730
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	7,202,835
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	5,906,645
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	5,511,159
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	9,535,000	10,242,211
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,199,900
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,941,326
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,216,212
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,706,490
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	625,000	627,263
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,284,192

California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	2,840,003
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,005,645
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,716,705
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,801,769
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,705,755
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,954,715
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,314,160
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,625,952
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,848,623
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,728,930
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,606,595
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,116,390
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,132,620
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	572,610
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	375,564
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	531,095
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	316,443
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,737,264
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	5,030,538
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	813,880
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	1,915,000	1,929,573
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,809,567
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	923,806
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,423,240
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,002,592
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,828,610
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,005,950
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	5,972,500
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,021,860
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,658,096
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,737,000
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,780,245
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/36(1)	400,000	405,816
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/44(1)	375,000	369,308
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/54(1)	1,000,000	965,240
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,320,880
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,223,450
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(1)	985,000	1,077,629
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(1)	1,285,000	1,400,097
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(1)	795,000	863,179
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(1)	400,000	431,760
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(1)	500,000	536,960
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/36(1)	1,170,000	1,234,409
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	1,000,000	1,047,280
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	1,300,000	1,350,804
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,845,900
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	3,159,422
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	2,525,000	2,543,483
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,503,915
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,473,615
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(1)	4,630,000	4,531,103
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(1)	2,000,000	1,938,740
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,325,000	1,403,493
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	436,080

California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	2,090,466
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,967,060
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(1)	785,000	791,484
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(1)	770,000	770,424
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,219,225
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,645,215
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,847,981
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	1,050,000	1,080,062
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,469,620
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	300,000	311,835
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	531,250
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(1)	1,180,000	1,281,881
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	736,470
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(1)	1,650,000	1,741,575
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(1)	1,000,000	1,100,540
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,166,720
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(1)	1,150,000	1,241,678
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	505,885
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	540,408
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	955,530
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	4,752,247
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(1)	320,000	322,474
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	500,000	522,445
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	882,667
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	993,470
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	355,536
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,034,669
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,146,133
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	1,049,720
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	1,931,710
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(1)	2,935,000	2,690,661
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,607,380
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,416,324
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,627,897
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	966,230
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,620,861
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,973,070
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	1,795,000	1,798,410
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,056,498
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,233,624
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,536,344
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(1)	1,300,000	1,288,911
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,513,254
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,214,033
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(1)	6,325,000	6,398,939
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,645,935
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	2,994,131
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,738,371

California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,109,550
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(4)(5)	7,000,000	3,920,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,395,980
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,375,702
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,145,460
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,346,887
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,032,930
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,745,424
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	10,104,237
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,730,164
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	15,137,925
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,177,400
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/39(1)	2,550,000	2,571,879
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(1)	3,375,000	3,335,141
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,852,105
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	350,675
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	366,069
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	377,801
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,289,981
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,108,928
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,441,921
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	906,210
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,113,924
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	769,349
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,096,480
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	3,465,000	3,723,350
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,734,293
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,622,610
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,826,038
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,113,137
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	1,923,810
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,079,740
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,206,873
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,448,150
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,518,299
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,587,787
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,673,550
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,519,008
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,757,675
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	659,058
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,101,550
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/43 (BAM)(2)	3,300,000	1,728,078

Corona-Norco Unified School District GO, 4.00%, 8/1/49	1,000,000	1,135,260
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,697,883
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,076,060
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,656,165
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	992,951
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	1,915,140
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,142,085
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/49	2,400,000	2,639,208
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	781,395
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,300,041
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,590,528
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,162,340
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,027,591
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,190,000	1,311,023
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,941,831
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,288,936
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,481,197
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,593,445
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,529,830
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,604,428
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,297,963
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,427,221
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,109,207
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	508,500
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	808,172
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,435,148
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,646,475
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,142,866
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,364,088
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,143,100
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,737,600
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	557,495
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,713,731
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,894,456
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,370,623
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,487,634
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	596,330
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	933,455
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,832,316
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,439,470
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,719,472
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,790,698
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,518,754
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,095,860
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/34 (Ambac)(2)	12,995,000	9,895,433
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/36 (Ambac)(2)	10,000,000	7,106,600
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,517,640
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	2,627,520
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42(2)	2,200,000	2,306,392
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	3,967,162

Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,242,160
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,146,520
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,107,550
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,709,262
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,711,095
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,167,380
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,188,030
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,668,255
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,087,290
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,008,100
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,303,483
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	16,606,590
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	45,000,000	8,885,700
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	384,836
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,280,495
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,173,685
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,906,141
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,843,123
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,155,480
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,604,125
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,063,330
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,594,995
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,614,025
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,225,873
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,631,085
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,086,600
Irvine Special Tax, 5.00%, 9/1/44	500,000	538,755
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,833,270
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,804,150
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,729,655
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	665,649
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	847,189
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	501,980
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	587,495
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	520,062
Irvine Unified School District Special Tax, 4.00%, 9/1/50 (BAM)	3,195,000	3,519,995
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,932,040
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	261,253
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,773,990
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,041,150
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,149,200
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,385,542
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,117,070
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,390,766
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,031,060
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,099,934
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,721,989
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,991,078
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	556,502
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	581,165
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,093,919
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	623,382
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	932,040

Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,370,513
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	852,089
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,102,087
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,737,325
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	536,846
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	600,930
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,519,713
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,726,005
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,624,893
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	480,000	482,880
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,540,420
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,304,250
Los Angeles Department of Water & Power System Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Bank of America N.A.)	585,000	585,000
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,493,730
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,998,960
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	130,576
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	224,563
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	107,592
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	241,927
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	110,804
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	121,150
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	281,458
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	201,651
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	296,943
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	157,642
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	133,849
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	114,888
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	116,889
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	114,990
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	385,594
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	280,633
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	444,960
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	276,813
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,103,560
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,451,989
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,647,735
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,382,256
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,549,786
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,553,966
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,440,044
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	1,963,368
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,177,920
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/44	435,000	481,341
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/48	485,000	534,252
Mount San Antonio Community College District GO, 5.00%, 8/1/44	3,000,000	3,805,350

Mountain View School District/Los Angeles County GO, 4.00%, 8/1/45 (AGM)	500,000	567,745
Mountain View School District/Los Angeles County GO, 4.00%, 8/1/49 (AGM)	2,000,000	2,262,520
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	728,976
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	912,425
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,859,729
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,989,681
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,177,910
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,306,421
Napa Special Tax, 4.00%, 9/1/25	155,000	169,852
Napa Special Tax, 4.00%, 9/1/26	365,000	401,803
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(2)	1,325,000	880,065
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(2)	2,885,000	1,767,899
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,745,000	3,798,553
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	460,664
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,255,599
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,626,015
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,092,560
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	545,405
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,449,363
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,066,440
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,169,301
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,028,700
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,279,880
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,969,300
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,849,599
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,509,212
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,188,616
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,134,730
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,458,626
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,405,038
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,512,460
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,460,984
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,542,764
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,239,175
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,156,400
Paramount Unified School District GO, 4.00%, 8/1/48 (BAM)	2,500,000	2,774,925
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,297,394
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,210,180
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,558,558
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,776,992
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,149,807
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,381,088
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,106,311
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,094,485
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,366,388
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,450,724
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,151,470
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,300,459
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,057,503
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,347,175
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	748,712
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	443,960
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	571,738

Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(2)	3,405,000	3,029,326
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,764,429
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,195,821
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,313,891
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,720,850
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,329,000
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,096,272
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,635,290
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,462,242
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,238,394
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,122,790
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,977,868
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	598,347
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,760,275
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	535,570
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	900,580
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,426,803
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,053,450
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,655,936
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,901,411
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,165,025
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,177,211
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,395,350
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,790,559
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,319,920
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,571,750
Roseville Special Tax, 5.00%, 9/1/32(1)	1,265,000	1,440,620
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,868,780
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,267,538
Roseville Special Tax, 5.00%, 9/1/47(1)	6,500,000	7,167,095
Roseville Special Tax, 5.00%, 9/1/49	850,000	935,731
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,079,550
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	472,688
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	529,195
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	738,479
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	742,595
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,481,976
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,122,285
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,381,100
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,139,932
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,767,018
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,235,111
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,014,250
Sacramento Special Tax, 5.00%, 9/1/32(1)	300,000	334,572
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,108,126
Sacramento Special Tax, 5.00%, 9/1/44	500,000	555,580
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,486,880
Sacramento Special Tax, 5.00%, 9/1/47(1)	1,900,000	2,070,962
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,104,800

Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,262,822
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,177,640
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,370,281
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,570,066
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	765,302
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,644,995
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,573,961
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,352,740
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,101,000
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,719,201
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,256,080
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	723,639
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,024,200
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,443,312
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,323,696
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	11,292,696
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,246,440
San Diego Special Tax, 5.00%, 9/1/37	970,000	1,082,423
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,027,184
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	645,519
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	886,240
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,301,523
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,289,100
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	559,855
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,620,000
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,402,860
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,747,361
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	8,824,107
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	846,143
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	5,500,000	1,514,590
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	869,474
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,007,670
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	284,160
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,265,587
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,357,936
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	511,209
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,445,734
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	376,989
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,401,820
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(2)	3,090,000	2,700,258
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(2)	165,000	126,570
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(2)	16,000,000	11,266,880
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(2)	290,000	194,889
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,335,000	746,091
San Mateo Special Tax, 6.00%, 9/1/42	500,000	529,220
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,365,245
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,286,040
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	492,774

Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,450,000	1,572,902
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,357,636
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,360,324
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	32,000,000	13,175,680
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	3,536,952
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,489,780
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,756,421
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	1,800,000	1,660,572
State of California GO, 5.00%, 11/1/47	8,375,000	10,277,381
State of California GO, 5.00%, 4/1/49	2,000,000	2,519,120
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 4.00%, 3/1/40	1,500,000	1,591,530
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 5.00%, 3/1/47	1,625,000	1,854,434
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,250,520
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,044,397
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,446,985
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,735,150
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,236,370
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,544,119
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,985,274
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,519,305
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,439,560
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,104,070
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,222,251
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,637,960
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,000,080
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(2)	20,000,000	3,182,400
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(2)	25,000,000	5,265,000
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/48	12,000,000	12,620,640
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	3,599,000
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,732,511
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,476,376
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,712,000
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	2,970,907
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,828,771
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	1,887,812
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,297,000
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,667,296
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,202,641
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,367,728
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,027,450
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,717,700
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,911,490
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	573,590
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	585,770
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	465,984
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	657,740
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,075,940

Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	732,270
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	810,038
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,606,904
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,088,300
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,758,078
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,812,270
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,476,279
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,548,880
Woodland Special Tax, 4.00%, 9/1/41	2,730,000	2,819,926
Woodland Special Tax, 4.00%, 9/1/45	2,740,000	2,803,787
		1,343,033,992
Guam — 1.1%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	874,727
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,087,362
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,689,912
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,362,425
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,208,170
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50(3)	1,750,000	1,938,475
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,602,225
		14,763,296
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $1,332,476,302)		1,357,797,288
OTHER ASSETS AND LIABILITIES — 1.0%		14,325,839
TOTAL NET ASSETS — 100.0%		$1,372,123,127

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS		Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
TCRS	-	Transferrable Custodial Receipts
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $210,843,770, which represented 15.4% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.